UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07737

The Purisima Funds

13100 Skyline Blvd
Woodside, California 94062-4547

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California  91741

(650) 851-7925

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2008

Item 1. Schedule of Investments.

Schedule of Investments
November 30, 2008 (Unaudited)
Purisima All-Purpose Fund

Shares or
Principal Value				Value

U.S. Treasury Note - 71.3%
10,000	5.125%, 06/30/2011			$11,029
10,000	4.000%, 09/30/2009			10,258
TOTAL U.S. TREASURY NOTES (Cost $21,038)				21,287

Mutual Funds - 4.6%
1,381	SEI Daily Income Trust Government Fund			1,381

TOTAL MUTUAL FUNDS (Cost $1,381)				1,381

Total Investments (Cost $22,419) - 75.9%				22,668
Other Assets in Excess of Liabilities - 24.1%				7,214
TOTAL NET ASSETS - 100.0%				29,882

+ At November 30, 2008, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes				$22,419
Gross tax unrealized appreciation				249
Gross tax unrealized depreciation				—
Net tax unrealized appreciation				$249

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at November 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2008:

			Investments	Other
			in	Financial
Description			Securities	Instruments++
Level 1 - Quoted prices			$1,381	$—
Level 2 - Other significant observable inputs			$21,287	$—
Level 3 - Significant unobservable inputs		$		$—
Total			$22,668	$—

++Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
November 30, 2008 (Unaudited)
Purisima Total Return

Shares or
Principal Value		Value

COMMON STOCKS - 98.3%

Australia - 1.6%
114,800	BHP Billiton, Ltd. - ADR	$4,594,296

Brazil - 2.9%
10,800	Banco Bradesco SA	114,912
11,222	Companhia Energetica de Minas Gerais - ADR	177,644
15,300	Companhia Siderurgica Nacional SA - ADR	176,256
230,900	Companhia Vale do Rio Doce - ADR	2,756,946
27,100	Companhia Vale do Rio Doce	295,119
7,800	Empresa Brasileira de Aeronautica SA (Embraer) - ADR	121,134
25,800	Gerdau SA - ADR	168,216
200,000	Petroleo Brasileiro SA - ADR	4,188,000
40,200	Weg SA	199,616
		8,197,843
Canada - 2.6%
80,000	Canadian Natural Resources, Ltd.	3,308,000
87,500	EnCana Corporation	4,095,875
		7,403,875
China - 3.2%
450	Baidu.com - ADR (a)	61,146
138,500	China Cosco Holdings Company, Ltd.	75,593
3,400	China Life Insurance Company, Ltd. - ADR	131,852
177,500	China Mobile Hong Kong, Ltd. - ADR	8,134,825
3,450	China Petroleum & Chemical Corporation - ADR	229,529
3,450	CNOOC, Ltd. - ADR	282,934
366,000	Industrial & Commercial Bank of China, Ltd.	179,456
46,400	Weichai Power Company, Ltd.	78,430
		9,173,765
Czech Republic - 0.0%
3,000	Cez AS	119,069

Finland - 1.5%
296,400	Nokia Oyj - ADR	4,199,988

France - 4.3%
25,700	AXA	488,146
173,550	AXA - ADR	3,281,830
45,600	BNP Paribas SA	2,510,031
115,608	Total SA - ADR	6,098,322
		12,378,329

Schedule of Investments
November 30, 2008 (Unaudited)
Purisima Total Return

Shares or
Principal Value		Value

Germany - 5.7%
160,000	BASF AG - ADR	$5,099,984
17,600	E.ON AG	615,594
129,900	E.ON AG - ADR	4,546,033
4,600	SAP AG	156,861
100,900	Siemens AG - ADR	6,023,730
		16,442,202
Hong Kong - 0.9%
283,800	Cheung Kong Holdings, Ltd. - ADR	2,673,169

India - 0.1%
1,600	HDFC Bank, Ltd. - ADR	91,520
5,400	ICICI Bank, Ltd. - ADR	76,896
1,700	Reliance Industries, Ltd. - ADR	77,012
100	Reliance Industries, Ltd. - GDR 144A	4,600
11,100	Sterlite Industries India, Ltd. - ADR	54,723
		304,751
Indonesia - 0.2%
264,500	Bank Rakyat Tbk PT	74,786
881,900	Bumi Resources Tbk PT	74,072
385,000	International Nickel Indonesia Tbk PT	63,073
456,500	Medco Energi Internasional Tbk PT	70,231
9,400	Telekomunikasi Indonesia Tbk PT - ADR	179,822
		461,984
Israel - 0.1%
6,200	Teva Pharmaceutical Industries, Ltd. - ADR	267,530

Italy - 10.0%
141,532	Intesa Sanpaolo SpA - ADR	2,543,005
8,000	Tenaris SA - ADR	168,240
		2,711,245
Japan - 4.0%
454,200	Mitsubishi UFJ Financial Group, Incorporated - ADR (a)	2,489,016
283,800	Nomura Holdings, Incorporated	2,043,051
260,900	Panasonic Corp. - ADR	3,115,146
86,200	Sony Corporation	1,662,306
575	Sumitomo Mitsui Financial Group, Incorporated	2,075,704
48,400	Sumitomo Mitsui Financial Group, Incorporated - ADR (a)	175,314
		11,560,537

Malaysia - 0.1%
52,200	Bumiputra-Commerce Holdings BHD	85,715
226,600	MMC Corporation BHD	84,424
		170,139
Mexico - 1.2%
101,400	America Movil SA de CV - ADR	3,042,000
213,402	Grupo Mexico SA de CV	135,797
17,700	Industrias Penoles SA de CV	152,649
6,000	Wal-Mart De Mexico SA de CV - ADR	165,436
		3,495,882

Schedule of Investments
November 30, 2008 (Unaudited)
Purisima Total Return

Shares or
Principal Value		Value

Netherlands - 2.7%
197,827	ING Groep NV - ADR	$1,657,790
264,400	Unilever NV - ADR	6,179,028
		7,836,818
Norway - 0.0%
0	StatoilHydro ASA	4

Philippines - 0.1%
7,500	Philippine Long Distance Telephone - ADR	359,625

Poland - 0.1%
1,900	Bank Pekao SA - GDR	70,659
900	Bre Bank SA (a)	63,164
2,800	KGHM Polska Miedz SA - GDR	55,160
		188,983
Russian Federation - 0.1%
3,000	LUKOIL - ADR - ADR	95,400
1,400	OAO Gazprom - ADR - ADR	24,220
9,900	OAO Gazprom Spon ADR	171,270
		290,890
South Africa - 0.2%
2,550	Anglo Platinum, Ltd. - ADR	117,555
15,300	MTN Group Ltd.	158,768
5,500	Sasol, Ltd. - ADR	157,080
		433,403
South Korea - 0.5%
7,000	Daewoo Securities Company, Ltd.	50,034
3,500	Daewoo Shipbuilding & Marine Engineering Company, Ltd. - GDR	72,415
1,200	Daewoo Shipbuilding & Marine Engineering Company, Ltd. - Sponsored GDR 144A - ADR (a)	24,833
5,100	Hynix Semiconductor - GDR 144A (a)	25,770
1,400	Hyundai Heavy Industries Company, Ltd.	146,767
2,800	KB Financial Group, Inc. - ADR (a)	57,092
3,425	POSCO - ADR - ADR (a)	197,794
750	Samsung Electronic Company, Ltd.	125,438
500	Samsung Electronics Company, Ltd. - ADR	82,709
900	Samsung Fire & Marine Insurance Company	118,550
2,500	Samsung Securities Company, Ltd.	106,365
1,800	Shinhan Financial Group Company, Ltd. - ADR	76,230
3,600	SK Energy Company, Ltd.	166,644
2,400	Woori Finance Holdings Company, Ltd. - ADR	36,720
7,500	Woori Investment & Securities Company, Ltd.	52,842
		1,340,203

Schedule of Investments
November 30, 2008 (Unaudited)
Purisima Total Return

Shares or
Principal Value		Value

Spain - 2.9%
495,675	Banco Santander Central Hispano SA - ADR	$4,148,800
67,700	Telefonica SA - ADR	4,132,408
		8,281,208
Switzerland - 8.7%
349,300	Abb, Ltd. - ADR	4,516,449
166,800	Credit Suisse Group - ADR	4,938,948
168,050	Nestle SA	6,082,469
54,900	Roche Holding AG	7,687,809
133,833	UBS AG	1,705,026
		24,930,701
Taiwan - 0.2%
35,480	Advanced Semiconductor Engineering, Incorporated - ADR	58,542
0	Asustek Computer, Incorporated - GDR (a)	2
42,251	Hon Hai Precision - GDR	155,483
20,342	Siliconware Precision Industries, Ltd. - ADR	83,809
43,518	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	311,154
		608,990
Turkey - 0.0%
10,000	Turkcell Iletisim Hizmet AS - ADR	137,800

United Kingdom - 2.8%
13,003	Anglo American Plc	306,767
170,000	Anglo American Plc - ADR	2,028,100
88,250	GlaxoSmithKline Plc - ADR	3,039,330
24,625	Rio Tinto Plc - ADR	2,462,500
4,300	Vodafone Group Plc	84,194
39,300	Vodafone Group Plc - ADR	76,881
		7,997,772
United States - 50.6%
157,550	Anadarko Petroleum Corp.	6,467,427
260,100	At&t, Inc.	7,428,456
120,500	Caterpillar, Inc.	4,939,295
394,000	Cisco Systems, Inc. (a)	6,516,760
162,000	The Coca-Cola Co.	7,592,940
111,400	ConocoPhillips	5,850,728
72,000	Devon Energy Corp.	5,208,480
352,550	EMC Corp. (a)	3,726,454
82,700	Exxon Mobil Corp.	6,628,405
125,300	Freeport-McMoRan Copper & Gold, Inc.	3,005,947
281,150	General Electric Co.	4,827,346
151,900	Hewlett-Packard Co.	5,359,032
89,900	Honeywell International, Inc.	2,504,614
330,700	Intel Corp.	4,563,660
108,800	Johnson & Johnson	6,373,504
68,400	Lockheed Martin Corp.	5,274,324
131,200	Merck & Co., Inc.	3,505,664
313,500	Microsoft Corp.	6,338,970
111,500	Nucor Corp.	3,978,320
143,900	Occidental Petroleum Corp.	7,790,746

Schedule of Investments
November 30, 2008 (Unaudited)
Purisima Total Return

Shares or
Principal Value		Value

United States - 50.6% (continued)
336,400	Oracle Corp. (a)	$5,412,676
309,600	Pfizer, Inc.	5,086,728
89,225	Procter & Gamble Co.	5,741,629
134,500	Schlumberger Ltd.	6,824,530
50,806	Transocean, Inc. (a)	3,397,905
103,600	United Technologies Corp.	5,027,708
100,900	Wal-Mart Stores, Inc.	5,638,292
		145,010,540

TOTAL COMMON STOCKS (Cost $379,782,119)		281,571,541

PREFERRED STOCKS - 0.2%
Brazil - 0.2%
13,250	Banco Itau Holding Financeira SA	153,435
3,100	Companhia de Bebidas das Americas (AMBEV), ADR	134,757
21,000	Lojas Americanas S	58,032
2,000	Uniao de Bancos Brasileiros SA	128,180
		474,404

TOTAL PREFERRED STOCKS (Cost $950,296)		474,404

SHORT TERM INVESTMENTS - 1.3%
3,814,045	SEI Daily Income Trust Government Fund	3,814,045

TOTAL SHORT TERM INVESTMENTS (Cost $3,814,045)		3,814,045

Total Investments (Cost $384,546,460) + - 99.8%		285,859,990
Other Assets in Excess of Liabilities - 0.2%		560,621
TOTAL NET ASSETS - 100.0%		$286,420,611

ADR - American Depository Receipt
GDR - Global Depository Receipt
(a) Non-Income Producing

+ At November 30, 2008, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes	$384,546,460
Gross tax unrealized appreciation	12,137,500
Gross tax unrealized depreciation	(110,823,970)
Net tax unrealized appreciation	$(98,686,470)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Schedule of Investments
November 30, 2008 (Unaudited)
Purisima Total Return

FAS 157 - Summary of Fair Value Exposure at November 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2008:
	Investments	Other
	in	Financial
Description	Securities	Instruments++
Level 1 - Quoted prices	$285,623,383	$—
Level 2 - Other significant observable inputs	$236,607	$—
Level 3 - Significant unobservable inputs	$—	$—
Total	$285,859,990	$—

++Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
November 30, 2008 (Unaudited)
Purisima Total Return

Industry	% of Net Assets
Oil, Gas & Consumable Fuels	17.8%
Pharmaceuticals	9.1%
Metals & Mining	7.2%
Commercial Banks	5.3%
Aerospace & Defense	4.5%
Food Products	4.3%
Wireless Telecommunication Services	4.2%
Software	4.2%
Diversified Telecommunication Services	4.1%
Industrial Conglomerates	3.8%
Communications Equipment	3.7%
Energy Equipment & Services	3.6%
Computers & Peripherals	3.2%
Capital Markets	3.1%
Beverages	2.7%
Food & Staples Retailing	2.0%
Household Products	2.0%
Machinery	1.9%
Electric Utilities	1.9%
Semiconductors & Semiconductor Equipment	1.8%
Chemicals	1.8%
Household Durables	1.7%
Electrical Equipment	1.6%
Insurance	1.4%
Real Estate Management & Development	0.9%
Diversified Financial Services	0.6%
Electronic Equipment & Instruments	0.1%
Marine	0.0%
Internet Software & Services	0.0%
Multiline Retail	0.0%

Total Investment in Securities	98.5%
Cash Equivalent	1.3%
Other Assets in Excess of Liabilities	0.2%
TOTAL NET ASSETS	100.0%

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Purisima Funds

By     /s/ Kenneth L. Fisher
                               Kenneth L. Fisher, President

Date  1/27/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ Kenneth L. Fisher
                               Kenneth L. Fisher, President

Date  1/27/09

By     /s/ Michael Ricks
                Michael Ricks, Treasurer

Date 1/21/09